CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,608	$ 1,793	$ (2,607)
Adjustments required to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation	1,592	1,508	1,649
Lost (gain) on sale of property and equipment	(2)		101
Exchange rate of long term loans	2	(38)	29
Stock based compensation	121	141	56
Transaction with controlling shareholder		22	49
Increase (decrease) in employee severance benefits, net	47	36	(3)
Decrease (increase) in trade receivables, net	(956)	(1,277)	790
Increase (decrease) in operating lease right-of-use assets	(5,868)	1,385
Decrease (increase) in operating lease liabilities	5,942	(1,388)
Decrease (increase) in other receivables and prepaid expenses	(556)	598	467
Increase (decrease) in inventories	290	175	(30)
Increase (decrease) in trade payables	(449)	107	(871)
Increase in deferred tax liabilities	33	45
Increase (decrease) in other liabilities and accrued expenses	448	(529)	(443)
Net cash provided by (used in) operating activities	3,252	2,578	(813)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,082)	(931)	(619)
Proceeds from disposals of property and equipment and repayment from insurance	(58)	125
Net cash used in investing activities	(1,140)	(806)	(619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(1,600)	(4,181)	986
Repayment of short-term loan from shareholder	(3,661)	561	1,390
Issuance of shares in rights offering, net	5,594	3,298
Repayment of long-term loans	(183)	(891)	(910)
Proceeds from long-term loans	1,141	558	378
Repayment of property and equipment payables	(477)	(477)	(317)
Net cash provided by (used in) financing activities	814	(1,132)	1,527
Effect of exchange rate on cash and cash equivalents	181	(4)	10
Increase in cash and cash equivalents	3,107	636	105
Cash and cash equivalents at the beginning of the year	1,628	992	887
Cash and cash equivalents at end of the year	4,735	1,628	992
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	163	232	212
Non-cash activities:
Purchase of property and equipment in credit	666	350	118
Right-of-use asset recognized with corresponding lease liability		$ 377